CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUE		$ 17,261	$ 5,433	$ 18,292	$ 5,899
RESEARCH AND DEVELOPMENT EXPENSES		4,646	2,438	13,489	7,783
GENERAL AND ADMINISTRATIVE EXPENSES		1,385	1,371	2,642	3,203
OPERATING INCOME (LOSS)		11,230	1,624	2,161	(5,087)
FINANCIAL INCOME, net		380	352	641	719
NET INCOME (LOSS) FOR THE PERIOD		$ 11,610	$ 1,976	$ 2,802	$ (4,368)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE		$ 4.17	$ 0.71	$ 1.01	$ (1.57)
DILUTED EARNINGS (LOSS) PER ORDINARY SHARE		$ 4.17	$ 0.71	$ 1.01	$ (1.57)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	[1]	2,785,787	2,785,787	2,785,787	2,785,787
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE		2,785,787	2,785,787	2,785,787	2,785,787

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 6a.